Shareholders' Equity	12 Months Ended
Sep. 30, 2017
Equity [Abstract]
Permanent Equity
Comprehensive Income
The cumulative amounts of the components of accumulated other comprehensive income reflected in the accompanying Consolidated Statements of Shareholders’ Equity, as of September 30, 2017, 2016 and 2015, were as follows:

	Unrealized Investment Gains, net	Non-credit Related Other-than- temporary Impairments	Other Unrealized Gains (Losses) — Cash Flow Hedges	Actuarial Adjustments to Pension Plans	Cumulative Translation Adjustments	Total
Cumulative components at September 30, 2017:
Gross amounts (after reclassification adjustments)	$1,134.9	$(2.4)	$(35.4)	$(58.7)	$(135.1)	$903.3
Intangible assets adjustments	(298.9)	0.4	—	—	—	(298.5)
Tax effects	(291.6)	0.2	9.5	3.6	3.5	(274.8)
Noncontrolling interest	(106.5)	—	10.1	21.5	53.9	(21.0)
	$437.9	$(1.8)	$(15.8)	$(33.6)	$(77.7)	$309.0
Cumulative components at September 30, 2016:
Gross amounts (after reclassification adjustments)	$940.5	$(2.4)	$7.0	$(87.7)	$(164.2)	$693.2
Intangible assets adjustments	(258.6)	0.4	—	—	—	(258.2)
Tax effects	(237.1)	0.2	(3.8)	12.1	3.5	(225.1)
Noncontrolling interest	(86.0)	—	(1.7)	30.4	68.3	11.0
	$358.8	$(1.8)	$1.5	$(45.2)	$(92.4)	$220.9
Cumulative components at September 30, 2015:
Gross amounts (after reclassification adjustments)	$147.2	$(1.0)	$(3.0)	$(48.4)	$(155.7)	$(60.9)
Intangible assets adjustments	(0.3)	0.4	—	—	—	0.1
Tax effects	(51.4)	0.2	(0.9)	1.3	3.5	(47.3)
Noncontrolling interest	(17.4)	—	1.3	18.6	64.9	67.4
	$78.1	$(0.4)	$(2.6)	$(28.5)	$(87.3)	$(40.7)

Restricted Net Assets of Subsidiaries
The Company considered the guidance in the Securities and Exchange Commission’s Regulation S-X related to restricted net assets of subsidiaries. In accordance with Rule 4-08(e) of Regulation S-X, the Company has determined that certain net assets of its subsidiaries are considered restricted under this guidance and exceed 25 percent of HRG’s consolidated net assets. HRG’s interest in net assets of its subsidiaries that were considered to be restricted at September 30, 2017 was $2,273.9 and consisted of net assets of FS Holdco II Ltd. (inclusive of businesses classified as held for sale) and Spectrum Brands, less noncontrolling interest, which were restricted as to transfer to HRG in the form of cash dividends, loans or advances under regulatory or debt covenant restrictions.
Stock Repurchase Program
On May 8, 2014, our board of directors authorized us to enter into a repurchase program, which replaced our prior share repurchase program. This share repurchase program authorized us to repurchase up to $100.0 of shares of our common stock, subject to certain restrictions and provisions. This program does not have an expiration date. We may from time to time, and at any time, elect to increase the amount of shares authorized under our repurchase program, authorize a new repurchase program or repurchase shares of our Common Stock in privately negotiated transactions or we may determine to terminate, suspend, discontinue, modify and/or reinstate one or more of such programs.
A summary of the stock repurchase activity under a $100.0 stock repurchase program authorized by HRG’s Board of Directors in Fiscal 2017, 2016 and 2015 is summarized as follows (share amounts in thousands):

	Shares repurchased	Weighted-Average Price per Share	Amount Repurchased
Cumulative balance through September 30, 2017 (a)	6,900	$12.71	$87.7
Cumulative balance through September 30, 2016 (a)	6,900	$12.71	$87.7
Cumulative balance through September 30, 2015 (a)	6,900	$12.71	$87.7
(a) Represents cumulative stock purchases under the $100.0 stock repurchase program since the program’s adoption in May 2014.
The purchase price for the shares of the Company’s stock repurchased is reflected as a reduction to shareholders’ equity. Upon repurchase, the Company retires the stock and records the excess of the cost of the treasury stock over its par value entirely to additional paid-in capital.